Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		0 Months Ended
	Jul. 03, 2011	Jun. 27, 2010	Sep. 27, 2009 Successor [Member]	Oct. 03, 2010 Successor [Member]	Oct. 14, 2008 Predecessor [Member]
Cash flows from operating activities:
Net income (loss)	$ (2,000)	$ (120,000)	$ (89,487)	$ (9,611,972)	$ 65,332
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	50,000	826,000	2,161,486	1,103,732	9,691
(Gain) loss on impairment of intangible assets			0	8,038,431	0
Provision for allowance for inventory valuation	0	(107,000)	(146,266)	(129,152)	27,363
Noncash interest expense	22,000	16,000	159,780	19,707	9,500
Stock option compensation expense	73,000	72,000	39,528	97,311	0
(Increase) decrease in accounts receivable	488,000	(913,000)	(397,996)	(572,854)	1,049,802
(Increase) decrease in inventory (net of progress billed)	(253,000)	1,145,000	(2,483,686)	2,253,247	(863,566)
(Increase) decrease in other current assets	183,000	118,000	196,633	86,352	18,541
(Increase) decrease in deferred tax asset (net of valuation allowance)	378,000	(243,000)	(711,177)	(282,319)	0
Increase (decrease) in accounts payable and accrued expenses	143,000	(1,806,000)	733,453	(1,831,205)	(186,051)
Increase (decrease) in accrued warranty costs	0	(57,000)	(145,470)	(56,530)	0
Increase (decrease) in due to parent			0	0	1,428
Increase (decrease) in accrued estimated loss on contracts	(698,000)	(17,000)	541,479	9,008	(15,304)
Increase (decrease) in income taxes payable			0	0	0
Total adjustments	386,000	(966,000)	(52,236)	8,735,728	51,404
Net cash (used)/provided by operating activities	384,000	(1,087,000)	(141,723)	(876,244)	116,736
Cash flows from investing activities:
Cash received through Optex Texas acquisition			253,581	0	0
Purchased of property and equipment	(25,000)	(8,000)	(13,824)	(115,703)	(13,338)
Net cash (used in) provided by investing activities	(25,000)	(8,000)	239,757	(115,703)	(13,338)
Cash flows from financing activities:
Private placement net of stock issuance cost			1,024,529	0	0
Proceeds from/(Repayments to) credit facility (net)	(707,000)	959,000	0	1,106,852	0
Proceeds from loans payable	0	250,000	(207,265)	250,000	(20,000)
Repayments on loans payable	0	(250,000)	0	(250,000)	0
Net cash (used In) provided by financing activities	(707,000)	959,000	817,264	1,106,852	(20,000)
Net increase (decrease) in cash and cash equivalents	(348,000)	(133,000)	915,298	114,905	83,398
Cash and cash equivalents at beginning of period	1,030,203	915,298	0	915,298	170,183
Cash and cash equivalents at end of period	$ 682,000	$ 782,000	$ 915,298	$ 1,030,203	$ 253,581